Recent Accounting Pronouncements:	3 Months Ended	12 Months Ended
	Mar. 27, 2021	Dec. 26, 2020
Hman Group holdings Inc and subsidiaries
Recent Accounting Pronouncements:

3.   Recent Accounting Pronouncements:

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting which provide optional guidance for a limited time to ease the potential burden in accounting for reference rate reform. The new guidance provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform. These amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. The Company is currently evaluating contracts and the optional expedients provided by the new standard.

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740):   Simplifying the Accounting for Income Taxes. The amendments in this update remove certain exceptions of Topic 740 including: exception to the incremental approach for intraperiod tax allocation when there is a loss from continuing operations and income or gain from other items; exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary; exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. There are also additional areas of guidance in regards to: franchise and other taxes partially based on income and the interim recognition of enactment of tax laws and rate changes. The provisions of this ASU are effective for years beginning after December 15, 2020. The Company adopted this standard during fiscal 2021 and the adoption did not have a material impact on the Company’s Condensed Consolidated Financial Statements.

3.  Recent Accounting Pronouncements:

In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606), (“ASU 2014‑09”) which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition.

The Company early adopted this ASU effective the beginning of fiscal year 2018 using the modified retrospective method. The Company recognized the cumulative effect of initially applying the new revenue standard as a $5,612 reduction to the opening balance of retained earnings with corresponding decreases to other current assets and other assets of $3,846 and $3,370, respectively, an increase of $637 to other accrued expenses, and a decrease of $2,241 in deferred tax liabilities. The cumulative adjustment primarily relates to payments to customers. The Company will now recognize certain payments as a reduction of revenue when the payment is made as opposed to over the life of the master service agreement. The Company expects the impact of the adoption of the new standard to be immaterial to our net income on an ongoing basis.

In February 2016, the FASB issued ASU No. 2016‑02, Leases (Topic 842). Subsequently, in July 2018, the FASB issued ASU 2018‑11, Leases (Topic 842): Targeted Improvements and ASU 2018‑10, Codification Improvements to Topic 842, Leases. Effective December 30, 2018, the Company adopted the comprehensive new lease standard issued by the FASB. The most significant impact was the recognition of right-of-use (“ROU”) assets and liabilities for operating and finance leases applicable to lessees. The Company elected to utilize the transition guidance within the new standard that allowed the Company to carry forward its historical lease classification(s). Operating and finance ROU assets and liabilities are recognized based on the present value of future minimum lease payments over the expected lease term at commencement date. As the implicit rate is not determinable for most of the Company’s leases, management uses the Company’s incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The Company elected to not separate lease and non-lease components for all classes of underlying assets in which it is the lessee and made an accounting policy election to not account for leases within an initial term of 12 months or less on the accompanying Consolidated Balance Sheets. The expected lease terms include options to extend or terminate the lease when its reasonably certain that the Company will exercise such option. Lease expense for minimum lease payments is recognized over a straight-line basis over the expected lease term. As of December 30, 2018, the Company recorded an Operating ROU Asset of $72,785 and a Finance ROU Asset of $672 within our Consolidated Balance Sheets. Short-term and long-term operating lease liabilities were recorded as $12,040 and $63,291, respectively. Short-term and long-term finance lease liabilities were determined to be $436 and $477, respectively. The adoption of this guidance did not have an impact on net income. Refer to Note 8 — Leases for full lease-related disclosures.

In June 2016, the FASB issued ASU No. 2016‑13, Financial Instruments — Credit Losses. The ASU sets forth a “current expected credit loss” (CECL) model which requires the Company to measure all expected credit losses for financial instruments held at the reporting date based on historical experience, current conditions, and reasonable supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost and applies to some off-balance sheet credit exposures. The Company adopted this ASU in the first quarter of fiscal 2020, and it did not have a material impact on the Company’s Consolidated Financial Statements.

In August 2018, the FASB issued ASU 2018‑15, Intangibles — Goodwill and Other — Internal-Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract, (“ASC 350‑40”) requiring a customer in a cloud computing arrangement that is a service contract to follow the internal use software guidance in ASC 350‑40 to determine which implementation costs to capitalize as assets. Capitalized implementation costs related to a hosting arrangement that is a service contract will be amortized over the term of the hosting arrangement, beginning when the module or component of the hosting arrangement is ready for its intended use. The Company early adopted this ASU in the third quarter of 2018, and it did not have a material impact on the Company’s Consolidated Financial Statements.

In March 2020, the FASB issued ASU 2020‑04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting which provide optional guidance for a limited time to ease the potential burden in accounting for reference rate reform. The new guidance provide optional expedients and exceptions for applying GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference LIBOR or another reference rate expected to be discontinued due to reference rate reform. These amendments are effective immediately and may be applied prospectively to contract modifications made and hedging relationships entered into or evaluated on or before December 31, 2022. The Company is currently evaluating contract and the optional expedients provided by the new standard.